Leases - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
VOC [Member]
Operating Leased Assets [Line Items]
Minimum lease payments receivable	$ 3,500,000	$ 18,900,000
Unearned income	200,000	1,400,000
Lease payment receivable - 2013	2,500,000
Lease payment receivable - 2014	1,000,000
Leasing of the Falcon Spirit FSO unit [Member]
Operating Leased Assets [Line Items]
Minimum lease payments receivable	38,400,000	46,800,000
Unearned income	17,000,000	22,500,000
Lease payment receivable - 2013	8,500,000
Lease payment receivable - 2014	8,600,000
Estimated unguaranteed residual value	8,500,000
Lease payment receivable - 2015	8,700,000
Lease payment receivable - 2016	8,800,000
Lease payment receivable - 2017	3,800,000
Charters-out [Member]
Operating Leased Assets [Line Items]
Operating leases cost	2,900,000,000
Operating leases accumulated depreciation	900,000,000
Operating leases carrying amount of the vessels	2,000,000,000
Minimum scheduled future revenues	3,300,000,000
Revenues receivable - 2013	560,800,000
Revenues receivable - 2014	548,000,000
Revenues receivable - 2015	507,800,000
Revenues receivable - 2016	413,700,000
Revenues receivable - 2017	329,300,000
Revenues receivable - Thereafter	987,100,000
Charters In [Member]
Operating Leased Assets [Line Items]
Minimum commitments owing by the Partnership	79,900,000
Minimum commitments under vessel operating leases - 2013	46,200,000
Minimum commitments under vessel operating leases - 2014	26,900,000
Minimum commitments under vessel operating leases - 2015	$ 6,800,000